Fees Summary	Apr. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 636,000
Previously Paid Amount	0.00
Total Fee Amount	87.83
Total Offset Amount	0.00
Net Fee	87.83
Narrative - Max Aggregate Offering Price	$ 636,000
Final Prospectus	true